INTANGIBLES	12 Months Ended
Dec. 31, 2022
Intangibles
INTANGIBLES

15.	INTANGIBLES

		Commercial
	Brands	intangibles	Software	Others	Total
Acquisition cost
At December 31, 2020	5,653.3	3,284.5	2,238.2	1,100.8	12,276.8
Effects of movements in foreign exchange in the balance sheet	123.7	16.3	(20.9)	(4.6)	114.5
Effects of application of IAS 29 (hyperinflation)	622.0	56.1	103.8	149.1	931.0
Additions	-	-	26.0	340.1	366.1
Disposal	(31.0)	-	(13.4)	-	(44.4)
Transfers from/(to) other asset categories	(39.0)	(8.5)	625.3	(206.9)	370.9
At December 31, 2021	6,329.0	3,348.4	2,959.0	1,378.5	14,014.9
Effects of movements in foreign exchange in the balance sheet	(1,096.2)	(114.3)	(351.3)	(308.4)	(1,870.2)
Effects of application of IAS 29 (hyperinflation)	930.3	71.3	338.7	292.3	1,632.6
Additions	-	-	6.9	220.5	227.4
Disposal	-	-	(0.1)	-	(0.1)
Transfers from/(to) other asset categories	-	3.2	1,400.7	(364.1)	1,039.8
At December 31, 2022	6,163.1	3,308.6	4,353.9	1,218.8	15,044.4

		Commercial
	Brands	intangibles	Software	Others	Total
Amortization
At December 31, 2020	-	(2,584.4)	(1,458.3)	(653.5)	(4,696.2)
Effects of movements in foreign exchange in the balance sheet	-	13.1	15.1	20.7	48.9
Effects of application of IAS 29 (hyperinflation)	-	(56.0)	(83.8)	(139.7)	(279.5)
Amortization	-	(58.4)	(299.7)	(46.8)	(404.9)
Disposal	-	-	14.1	-	14.1
Transfers from/(to) other asset categories	-	8.5	(16.7)	(0.1)	(8.3)
At December 31, 2021	-	(2,677.2)	(1,829.3)	(819.4)	(5,325.9)
Effects of movements in foreign exchange in the balance sheet	-	69.6	220.7	212.4	502.7
Effects of application of IAS 29 (hyperinflation)	-	(71.2)	(211.8)	(215.5)	(498.5)
Amortization	-	(58.1)	(401.1)	(43.0)	(502.2)
Disposal	-	-	0.1	-	0.1
Transfers from/(to) other asset categories	-	-	1.6	-	1.6
At December 31, 2022	-	(2,736.9)	(2,219.8)	(865.5)	(5,822.2)

Carrying amount:
At December 31, 2021	6,329.0	671.2	1,129.7	559.1	8,689.0
At December 31, 2022	6,163.1	571.7	2,134.1	353.3	9,222.2

The Company is the owner of some of the world’s leading brands in the beer industry. As a result, brands are expected to generate positive cash flow for as long as the Company owns the brands, and accordingly they have been assigned indefinite useful lives. The most representative brands that have been recorded as a result of the fair value determination of past acquisitions are Quilmes in Argentina, Pilsen in Paraguay, Paceña and Huari in Bolivia and Presidente and Presidente Light in the Dominican Republic.

The carrying value of intangible assets with indefinite useful lives classified as brands were allocated to the following CGUs:

	2022	2021
Argentina	2,019.2	1,917.1
Bolivia	894.5	956.7
Canada	206.4	235.2
Chile	78.5	84.8
Luxembourg	339.6	339.6
Paraguay	542.7	616.3
Dominican Republic	1,593.0	1,670.4
Panama	358.8	383.8
Uruguay	130.4	125.1
	6,163.1	6,329.0

Intangible assets with indefinite useful lives have been tested for impairment on a CGU level basis, which is consistent with the approach described in Note 14 - Goodwill.